Goodwill and Other Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 113,000	$ 124,000	$ 225,000	$ 249,000	$ 497,900